Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Oct. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rice Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Amended and restated forward purchase agreement		The Company entered into an amended and restated forward purchase agreement (the “Forward Purchase Agreement”) with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or sponsor, agreed to purchase up to $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-third of one warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.67 per share (such forward purchase shares valued at $9.67 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination.	The Company entered into an amended and restated forward purchase agreement (the “Forward Purchase Agreement”) with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or sponsor, agreed to purchase up to $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-third of one warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.67 per share (such forward purchase shares valued at $9.67 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination.
Underwriting discount per unit (in Dollars per share)		$ 0.20	$ 0.20
Sponsor fee		$ 1,980,000	$ 1,980,000
Underwriting discount		4,300,000	4,300,000
Deferred fee		0.35	0.35			$ 0.35
Aggregate amount		$ 7,600,000	$ 7,600,000			$ 7,600,000
Rice Acquisition Corp. [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units, shares issued (in Shares)		3,225,000	3,225,000			3,225,000
Rice Acquisition Corp. [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting purchase additional units (in Shares)	2,225,000
Aria Energy LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Construction projects				$ 0		$ 559,000	$ 7,584,000
Lease payments				$ 4,000		$ 4,000
Lease payments				2.00%		2.00%
Lease expense				$ 28,000	$ 27,000	$ 63,000	$ 62,000
Future minimum lease payments, year 2021			$ 64,000	32,000		64,000
Future minimum lease payments, year 2022			64,000	64,000		64,000
Future minimum lease payments, year 2023			$ 32,000	$ 32,000		$ 32,000
Total revenue				47.00%	31.00%	32.00%	28.00%
Monthly rent						$ 5,000